The Eaton Vance Growth Trust
For the Portfolio:
        Greater China Growth


[LOGO]

Annual Shareholder Report
August 31, 1995



Sponsor and Manager of
EV Greater China Growth Fund &
Administrator of Greater China
Growth Portfolio
Boston Management
24 Federal Street
Boston, MA 02110

Adviser of Greater
China Growth Portfolio
Lloyd George Management
(Hong Kong) Limited
3408 One Exchange Square
Central, Hong Kong

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104
(800) 262-1122

Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

================================================================================

                        GREATER CHINA GROWTH PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                                August 31, 1995

--------------------------------------------------------------------------------
                      COMMON STOCKS AND WARRANTS - 95.7%
--------------------------------------------------------------------------------
                                                    Shares              Value
--------------------------------------------------------------------------------
CHINA, 2.4%
    Dazhong Taxi                                 1,106,105      $     929,128
    Shanghai Diesel Engineering                  1,960,000          1,270,080
    Shanghai Erfangji Co. Ltd.                   6,154,676          1,070,914
    Shanghai Phoenix Bicycle Co.                 2,615,000            549,150
    Shanghai Tyre and Rubber                     5,717,600          1,989,724
    Shanghai Yaohua Pilkington                   4,770,500          5,152,140
    Shenzhen China Bicycles Co.                  8,745,000          3,050,256
                                                                -------------
                                                                $  14,011,392
                                                                -------------
HONG KONG, 37.7%
    Chen Hsong Holdings                         10,820,000      $   7,687,610
    Cheung Kong Holdings Ltd.                    4,130,000         20,488,104
    China - HK Photo Product Hld.                5,758,000          2,547,915
    CIM Company Ltd. (1)                         1,800,000          3,022,983
    Consolidated Electric Power Asia             2,938,180          6,054,120
    Giordano Holdings Ltd.                       2,500,000          2,050,750
    Hong Kong Electric Co.                       2,605,000          9,035,964
    Hong Kong Land Holdings Ltd.                 3,020,000          5,496,400
    Hong Kong Telecommunications Ltd.            6,273,000         11,345,348
    HSBC Holdings PLC                            1,632,600         21,934,798
    Hutchison Whampoa                            4,573,000         22,035,915
    Jardine Matheson Holdings                      790,800          5,693,760
    Johnson Electric Holdings                    1,401,500          2,788,285
    Li & Fung Ltd.                               7,184,000          5,336,275
    Maanshan Iron & Steel Co.                    3,620,000            603,454
    Ming Pao Enterprises                        10,048,000          4,088,531
    National Mutual Ltd.                        16,544,000         11,862,048
    New World Development                        4,498,000         16,386,664
    CP Pokphand Co. Ltd.                        22,586,000          8,898,884
    San Miguel Brewery Ltd.                      3,170,000          1,842,721
    Shanghai Haixing Shipping                   10,230,000          1,123,254
    Shanghai Petrochemical                      27,284,000          8,900,040
    Siu Fung Ceramics Holdings                  31,284,000          6,869,966
    Sun Hung Kai Properties Ltd.                 1,654,000         12,019,287
    Swire Pacific Ltd. (A Shares)                1,121,000          8,399,541
    Tem Fat Hing Fung                            8,818,000            808,610
    Varitronix International Ltd.                3,782,000          7,011,072
    VTECH Holdings Ltd.                          1,996,000          2,088,614

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Shares              Value
--------------------------------------------------------------------------------
HONG KONG - (continued)
    Wharf Holdings                                 941,200      $   2,705,385
    Yizheng Chemical Fibre Co.                   8,116,000          2,411,264
    Zhenhai Refining & Chemical Co.              4,722,000          1,201,749
                                                                -------------
                                                                $ 222,739,311
                                                                -------------
INDONESIA, 2.8%
    PT HM Sampoerna (Foreign)                      821,000      $   7,788,007
    PT Indah Kiat Pulp & Paper.                  6,434,400          8,871,750
                                                                -------------
                                                                $  16,659,757
                                                                -------------
REPUBLIC OF KOREA, 7.3%
    Daewoo Corp.*                                      100      $       1,409
    Daewoo Heavy Industries                          3,904             47,462
    Dong Chang Paper Mfg.*                          80,008          1,076,155
    Korea Electric Power Corp.                     411,200         15,839,588
    Korea Exchange Bank                            865,999         10,248,145
    Pohang Iron & Steel Co. Ltd.                    52,630          5,088,236
    Samsung Electronics (New)*                       8,290          1,479,590
    Samsung Electronics                             41,893          8,710,526
    Samsung Fire & Marine Insurance                  3,920            537,678
                                                                -------------
                                                                $  43,028,789
                                                                -------------
MALAYSIA, 9.6%
    DCB Holdings Berhad                            816,000      $   2,421,398
    Land & General Berhard                       4,943,000         15,857,146
    Genting Berhad                               1,029,000          9,118,998
    Hong Leong Industries Berhad                 1,667,000          8,957,291
    Kim Hin Industry Berhad                      1,305,000          4,552,753
    Kim Hin Industry Berhad Warrants*              221,000            195,850
    Leader Universal Holdings Ltd.                 717,666          2,374,182
    Perlis Plantations Berhad                      770,000          2,531,914
    Sime Darby Berhad                            4,180,000         10,643,534
                                                                -------------
                                                                $  56,653,066
                                                                -------------
THE PHILIPPINES, 9.5%
    Ayala Corp. Class B*                         2,236,404      $   2,782,379
    Bacnotan Consolidated Industries               602,201          4,205,169

--------------------------------------------------------------------------------
                                                    Shares              Value
--------------------------------------------------------------------------------
    Belle Corp. Class B*                        61,650,000      $  11,651,850
    Filipino Telephone                           8,000,000          7,716,000
    Philippine Long Distance Telephone             231,700         14,568,137
    San Miguel Corporation                       2,337,140          8,160,126
    SM Prime Holdings*                          22,389,900          7,169,245
                                                                -------------
                                                                $  56,252,906
                                                                -------------
SINGAPORE, 9.9%
    Cerebos Pacific Ltd.                         1,129,000      $   6,404,817
    City Developments                              924,000          5,567,469
    Clipsal Industries Holdings Ltd.             2,400,000          6,000,000
    Clipsal Industries Warrants*                   234,000            173,160
    Development Bank of Singapore                  470,000          5,365,755
    Overseas Union Bank                          1,716,000         10,641,945
    Sembawang Maritime                           2,266,000          7,856,675
    Singapore Airlines Ltd.                      1,125,000          9,513,787
    Straits Steamship Land                       2,452,500          6,947,932
    United Overseas Bank                               800              6,937
                                                                -------------
                                                                $  58,478,477
                                                                -------------
TAIWAN, 3.7%
    China Steel                                  5,862,000      $   4,476,809
    CIS Technology Inc.*                         1,018,000          1,474,379
    Formosa Chemical                             1,477,538          1,386,374
    Formosa Plastics                               876,900          1,425,488
    Fuh HWA Secs                                   994,480          1,287,453
    Nan Ya Plastic                               3,419,799          5,782,881
    Taiwan Polpropylene                            814,800          1,054,840
    Taiwan Semiconductor*                          723,600          2,776,167
    Victor Taichung Machinery                    1,091,584          1,441,000
    Yang Ming Marine Transport                     985,000          1,028,044
                                                                -------------
                                                                $  22,133,435
                                                                -------------
THAILAND, 12.2%
    Bangkok Bank                                   518,200      $   5,794,564
    Electricity Generating (Foreign)*            4,241,700         13,297,729
    Electricity Generating (Foreign) (Rights)*     424,170            821,575
    Krung Thai Bank Ltd. (Foreign)               1,298,000          5,028,192

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         Shares           Value
--------------------------------------------------------------------------------
THAILAND (Continued)
    Saha Union Corp. Ltd. (Local)                     2,314,500   $   2,819,292
    Siam Cement (Local)                                 234,400      13,629,660
    Siam Cement (Foreign)                               139,900       9,542,704
    Siam Commercial Bank                              1,591,300      17,158,510
    Thailand Military Bank (Foreign)                    967,000       4,016,338
                                                                  -------------
                                                                  $  72,108,564
                                                                  =============
UNITED STATES, 0.6%
    AES China Generating Co. Ltd.                       210,000   $   1,890,000
    Pacific Basin Bulk Shipping                          84,500       1,214,687
    Pacific Basin Bulk Shipping (Warrants)*              84,500          63,375
                                                                  -------------
                                                                  $   3,168,062
                                                                  -------------
    Total Common Stocks and Warrants (Identified
     cost, $507,528,635)                                          $ 565,233,759
    Other Assets - 4.3%                                              25,183,299
                                                                  -------------
    Net Assets - 100.0%                                           $ 590,417,058
                                                                  =============

  * Non-income producing security.
(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                        STATEMENT OF ASSETS AND LIABILITIES
                               August 31, 1995

ASSETS:
  Investments, at value (Note 1A) (Identified cost, $507,528,635)                                   $ 565,233,759
  Cash denominated in foreign currencies (cost, $10,504,108)                                            9,755,251
  Cash                                                                                                 15,529,283
  Receivable for investments sold                                                                         361,620
  Dividends and interest receivable                                                                       937,884
  Deferred organization expenses (Note 1C)                                                                 63,231
                                                                                                    -------------
    Total assets                                                                                    $ 591,881,028
LIABILITIES:
  Payable for investments purchased                                             $ 1,436,747
  Payable to affiliate -
    Custodian fee                                                                    20,258
  Accrued expenses                                                                    6,965
                                                                                -----------
    Total liabilities                                                                                   1,463,970
                                                                                                    -------------
NET ASSETS applicable to investors' interest in Portfolio                                           $ 590,417,058
                                                                                                    =============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and withdrawals                                           $ 533,468,333
  Net unrealized appreciation of investments (computed on the
    basis of identified cost)                                                                          57,705,124
  Net unrealized depreciation of foreign currencies                                                      (756,399)
                                                                                                    -------------
    TOTAL                                                                                           $ 590,417,058
                                                                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                      For the Year Ended August 31, 1995


INVESTMENT INCOME:
  Income --
    Dividends (net of foreign taxes of $1,097,188)                                                  $  15,724,962
    Interest                                                                                               58,676
                                                                                                    -------------
      Total income                                                                                  $  15,783,638
  Expenses --
    Investment adviser fee (Note 2)                                             $   4,763,655
    Administration fee (Note 2)                                                     1,571,184
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 2)                                       13,750
    Custodian fee (Note 2)                                                            661,381
    Legal & audit fees                                                                 50,438
    Amortization of organization expense (Note 1C)                                     28,638
    Miscellaneous                                                                      21,711
                                                                                -------------
      Total expenses                                                                                    7,110,757
                                                                                                    -------------
        Net investment income                                                                       $   8,672,881
                                                                                                    -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss  --
      Investment transactions computed (net of foreign capital gains
        taxes of $1,140,389)                                                    $ (28,329,489)
      Foreign currency                                                               (765,756)
                                                                                -------------
        Net realized loss                                                                           $ (29,095,245)
    Change in unrealized appreciation --
      Investments (identified cost basis)                                       $ (39,634,897)
      Foreign currency                                                               (759,651)
                                                                                -------------
        Decrease in net unrealized appreciation                                                       (40,394,548)
                                                                                                    -------------
        Net realized and unrealized loss on investments                                             $ (69,489,793)
                                                                                                    -------------
          Net decrease in net assets from operations                                                $ (60,816,912)
                                                                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                         STATEMENTS OF CHANGES IN NET ASSETS



                                                                                            For the year ended August 31,
                                                                                 -------------------------------------------------
                                                                                        1995                           1994
                                                                                  ----------------               ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations -
  Net investment income                                                          $      8,672,881               $      4,024,714
  Net realized loss on investment transactions                                        (29,095,245)                   (11,068,453)
  Change in unrealized appreciation (depreciation)
    of investments and foreign currency                                               (40,394,548)                    79,236,629
                                                                                 ----------------               ----------------
      Increase (decrease) in net assets from operations                          $    (60,816,912)              $     72,192,890
                                                                                 ----------------               ----------------
Capital transactions:
  Contributions                                                                  $    129,870,307               $    636,873,995
  Withdrawals                                                                        (211,249,014)                  (184,497,094)
                                                                                 ----------------               ----------------
      Increase (decrease) in net assets resulting from capital transactions      $    (81,378,707)              $    452,376,901
                                                                                 ----------------               ----------------
        Total increase (decrease) in net assets                                  $   (142,195,619)              $    524,569,791
NET ASSETS:
  At beginning of year                                                                732,612,677                    208,042,886
                                                                                 ----------------               ----------------
  At end of year                                                                 $    590,417,058               $    732,612,677
                                                                                 ================               ================

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              SUPPLEMENTARY DATA

                                                              Year Ended August 31,
                                                      --------------------------------------
                                                        1995           1994           1993*
                                                      --------       --------       --------
RATIOS (As a percentage of average net assets):
  Expenses                                              1.10%          1.15%          1.38%+
  Net investment income                                 1.35%          0.73%          0.38%+
PORTFOLIO TURNOVER                                        32%            36%            18%
  NET ASSETS, end of period (000 omitted)            $590,417       $732,613       $208,043


+ Computed on an annualized basis.

* For the period from the start of business, October 28, 1992, to August 31, 1993.

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. FEDERAL TAXES - The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

C. DEFERRED ORGANIZATION EXPENSES - Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

D. FUTURES CONTRACTS - Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

--------------------------------------------------------------------------------

E. FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

F. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G. OTHER - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Lloyd George Management (Hong Kong) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1995 the adviser fee was 0.74% of average net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1995, the administration fee was 0.24% of average net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

--------------------------------------------------------------------------------

(3) INVESTMENT TRANSACTIONS

Purchases and sales of investments, other than short-term obligations, aggregated $200,189,314 and $293,436,289, respectively.

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1995, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                     $ 507,528,635
                                                                   =============
Gross unrealized appreciation                                      $  99,177,974
Gross unrealized depreciation                                         41,472,850
                                                                   -------------
  Net unrealized appreciation                                      $  57,705,124
                                                                   =============

--------------------------------------------------------------------------------

(5) RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

--------------------------------------------------------------------------------

(6) FINANCIAL INSTRUMENTS

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

--------------------------------------------------------------------------------

(7) LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

--------------------------------------------------------------------------------

                         INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
GREATER CHINA GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1995 and 1994, and the supplementary data for the years ended August 31, 1995 and 1994, and for the period from the start of business, October 28, 1992 to August 31, 1993. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 1995, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

                                               DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
OCTOBER 6, 1995

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GREATER CHINA GROWTH PORTFOLIO

OFFICERS

Hon. Robert Lloyd George
President, Trustee and Portfolio Co-Manager

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant Secretary,
Assistant Treasurer and Portfolio Co-Manager

William Walter Raleigh Kerr
Vice President, Secretary and
Assistant Treasurer

James L. O'Connor
Vice president and Treasurer

Thomas Otis
Vice President and Assistant Secretary

INDEPENDENT TRUSTEES


Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of Business Administration

Stuart Hamilton Leckie
Managing Director and Actuary, Wyatt Company,
Hong Kong

Hon. Edward K.Y. Chen
Professor and Director, Center of Asian Studies,
University of Hong Kong